CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 720	$ 542
Restricted cash	77	0
Trade receivables, net	2,130	2,517
Inventories, net	1,048	1,061
Current assets held for sale	0	261
Prepaid expenses and other current assets	771	696
Total current assets	4,746	5,077
Property, plant and equipment, net	1,403	1,312
Intangible assets, net	15,211	18,884
Goodwill	15,593	15,794
Deferred tax assets, net	433	146
Non-current assets held for sale	12	2,132
Other non-current assets	99	184
Total assets	37,497	43,529
Current liabilities:
Accounts payable	365	324
Accrued and other current liabilities	3,694	3,227
Current liabilities held for sale	0	57
Current portion of long-term debt and other	209	1
Total current liabilities	4,268	3,609
Acquisition-related contingent consideration	344	840
Non-current portion of long-term debt	25,235	29,845
Deferred tax liabilities, net	1,180	5,434
Non-current liabilities held for sale	0	57
Other non-current liabilities	526	486
Total liabilities	31,553	40,271
Commitments and contingencies (Notes 21 and 22)
Equity
Common shares, no par value, unlimited shares authorized, 348,708,567 and 347,821,606 issued and outstanding at December 31, 2017 and 2016, respectively	10,090	10,038
Additional paid-in capital	380	351
Accumulated deficit	(2,725)	(5,129)
Accumulated other comprehensive loss	(1,896)	(2,108)
Total Valeant Pharmaceuticals International, Inc. shareholders’ equity	5,849	3,152
Noncontrolling interest	95	106
Total equity	5,944	3,258
Total liabilities and equity	$ 37,497	$ 43,529